Note 5 - Inventories	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Inventory Disclosure [Text Block]	5. Inventories: Inventories in the accompanying consolidated balance sheets relate to bunkers, lubricants and spare parts on board the vessels.